Offerings - Offering: 1	Nov. 05, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share
Amount Registered | shares	4,425,487
Proposed Maximum Offering Price per Unit	18.355
Maximum Aggregate Offering Price	$ 81,229,813.89
Fee Rate	0.0087%
Amount of Registration Fee	$ 7,066.99
Offering Note	The shares of Common Stock, par value $0.0001 per share ("Common Stock"), of the Registrant will be offered for resale by the selling stockholders. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement also covers any additional number of shares of Common Stock issuable upon stock splits, stock dividends, or other distribution, recapitalization or similar events with respect to the shares of Common Stock being registered pursuant to this registration statement. Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(c) of the Securities Act. The proposed maximum offering price per share and maximum aggregate offering price are calculated using the average of the high ($19.43) and low ($17.28) prices of the Common Stock as reported on the Nasdaq Capital Market on November 5, 2026, which date is within five business days prior to the filing of this registration statement.